Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform (Details) - Significant interest rate benchmarks subject to interest rate benchmark reform [member] $ in Millions	Jul. 31, 2022 CAD ($)
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	$ 18,137
Non-derivative financial liabilities	29,523
Notional amount of derivatives	2,718,888
Derivatives Positive fair value	4,938
Derivatives Negative fair value	6,453
Off-balance sheet commitments	26,864
Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	208,396
Derivatives Positive fair value	2,576
Derivatives Negative fair value	3,080
CDOR [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	18,137
Non-derivative financial liabilities	29,523
Notional amount of derivatives	2,510,492
Derivatives Positive fair value	2,362
Derivatives Negative fair value	3,373
Off-balance sheet commitments	26,864
CDOR/ US LIBOR [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	132,965
Derivatives Positive fair value	1,574
Derivatives Negative fair value	1,617
CDOR/ Other Rates [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	75,431
Derivatives Positive fair value	1,002
Derivatives Negative fair value	$ 1,463